Selected Quarterly Information (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Data [Line Items]
Restructuring charges		$ 6	$ 4	$ 5	$ 4	$ 12	$ 10	$ 9	$ 3
Restructuring charges per diluted share		$ 0.04	$ 0.02	$ 0.03	$ 0.03	$ 0.07	$ 0.06	$ 0.05	$ 0.02
Income (loss) from discontinued operations, net of income taxes	(1)	(18)	32	20	(5)	10	(93)	8	(5)	29	(80)	61
Income (Loss) from discontinued operations per diluted share	$ (0.01)	$ (0.10)	$ 0.18	$ 0.11	$ (0.02)	$ 0.06	$ (0.54)	$ 0.05	$ (0.03)	$ 0.17	$ (0.46)	$ 0.35
Income tax benefit, favorable domestic tax audit settlements									10
Income tax benefit per diluted share, favorable domestic tax settlements									$ 0.06
Income tax benefit, cellulosic biofuel producer credits						5	15
Income tax benefit per diluted share, cellulosic biofuel producer credits						$ 0.03	$ 0.09
Charges from early extinguishments of debt							(4)
Charges from early extinguishments of debt per diluted share							$ (0.02)
Pension curtailment						5
Pension curtailment per diluted share						$ 0.03
Non cash expenses before taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		15
Non cash expenses after taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		10
Non cash expenses after taxes per diluted share pursuant to recognition of projected benefit obligation related to post retirement benefit plan		$ 0.05
Non cash expenses before taxes adjustment to gross profit pursuant to recognition of projected benefit obligation related to post retirement benefit plan		12								12
Prior To Year 2011 Adjustment On Earnings
Selected Quarterly Financial Data [Line Items]
Non cash expenses before taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan										12
Non cash expenses after taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan										8
Non cash expenses after taxes per diluted share pursuant to recognition of projected benefit obligation related to post retirement benefit plan										$ 0.04
Non cash expenses before taxes adjustment to gross profit pursuant to recognition of projected benefit obligation related to post retirement benefit plan										10
Prior To Fourth Quarter Year 2011 Adjustment On Earnings
Selected Quarterly Financial Data [Line Items]
Non cash expenses before taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		14
Non cash expenses after taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		10
Non cash expenses after taxes per diluted share pursuant to recognition of projected benefit obligation related to post retirement benefit plan		$ 0.05
Non cash expenses before taxes adjustment to gross profit pursuant to recognition of projected benefit obligation related to post retirement benefit plan		$ 11